UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

BFS Equity Fund

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.90%
Aerospace & Defense — 2.65%
United Technologies Corp.	4,000	$487,640

Beverages — 3.79%
Constellation Brands, Inc.—Class A *	3,500	401,520
PepsiCo, Inc.	3,000	296,940

		698,460

Biotechnology — 3.00%
Celgene Corp. *	2,000	243,060
Gilead Sciences, Inc. *	3,000	310,590

		553,650

Chemicals — 3.45%
FMC Corp.	6,000	380,460
Praxair, Inc.	2,000	255,800

		636,260

Commercial Banks — 7.15%
M&T Bank Corp.	3,500	423,500
U.S. Bancorp	9,000	401,490
Wells Fargo & Co.	9,000	493,110

		1,318,100

Computers & Peripherals — 4.04%
Apple, Inc.	5,800	745,068

Consumer Finance — 2.21%
American Express Co.	5,000	407,950

Diversified Financial Services — 2.33%
JPMorgan Chase & Co.	7,000	428,960

Electronic Equipment, Instruments & Components — 2.30%
Amphenol Corp.—Class A	7,500	423,450

Energy Equipment & Services — 3.47%
Core Laboratories N.V.	2,000	219,840
Schlumberger Ltd.	5,000	420,800

		640,640

Food & Staples Retailing — 3.69%
Costco Wholesale Corp.	1,800	264,528
CVS Caremark Corp.	4,000	415,480

		680,008

Food Products — 2.12%
Nestle SA ADR	5,000	390,725

Hotels, Restaurants & Leisure — 2.23%
Starbucks Corp.	4,400	411,334

Household Durables — 2.59%
Jarden Corp. *	9,000	477,630

Household Products — 3.46%
Church & Dwight Co., Inc.	5,000	425,700
Procter & Gamble Co.	2,500	212,825

		638,525

Industrial Conglomerates — 5.01%
Danaher Corp.	7,000	610,960
General Electric Co.	12,000	311,880

		922,840

Internet Software & Services — 3.66%
Google, Inc.—Class A *	1,200	675,156

IT Services — 4.23%

See accompanying notes which are an integral part of this schedule of investments.

Cognizant Technology Solutions Corp.—Class A *	6,000	374,910
MasterCard, Inc.—Class A	4,500	405,585

		780,495

Life Sciences Tools & Services — 2.61%
Thermo Fisher Scientific, Inc.	3,700	481,000

Media — 3.95%
Walt Disney Co./The	7,000	728,560

Metals & Mining — 1.40%
Agnico-Eagle Mines Ltd.	8,000	257,200

Oil, Gas & Consumable Fuels — 3.00%
EOG Resources, Inc.	4,000	358,880
Occidental Petroleum Corp.	2,500	194,700

		553,580

Pharmaceuticals — 8.22%
Johnson & Johnson	4,000	410,040
Merck & Co., Inc.	4,000	234,160
Novartis AG ADR	4,000	409,600
Zoetis, Inc.	10,000	460,900

		1,514,700

Professional Services — 2.45%
Nielsen NV	10,000	452,100

Road & Rail — 1.13%
Canadian National Railway Co.	3,000	207,420

Software — 6.90%
Adobe Systems, Inc. *	4,000	316,400
ANSYS, Inc. *	5,000	429,850
Microsoft Corp.	12,000	526,200

		1,272,450

Specialty Retail — 2.49%
Home Depot, Inc./The	4,000	459,000

Textiles, Apparel & Luxury Goods — 2.37%
NIKE, Inc.	4,500	437,040

Total Common Stocks (Cost $15,467,608)		17,679,941

Money Market Securities — 3.98%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.08% (a)	732,647	732,647

Total Money Market Securities (Cost $732,647)		732,647

Total Investments – 99.88% (Cost $16,200,255)		18,412,588

Other Assets in Excess of Liabilities – 0.12%		22,879

TOTAL NET ASSETS – 100.00%		$18,435,467

(a)	Rate disclosed is the seven day yield as of February 28, 2015.
*	Non-income producing security.
ADR	— American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

At February 28, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$16,223,230
Unrealized Appreciation	$2,250,466
Unrealized Depreciation	(61,108)

Net Unrealized Appreciation	$2,189,358

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $22,975 for the BFS Equity Fund.

BFS Equity Fund

Notes to the Schedule of Investments

February 28, 2015

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen specific identification as its tax lot identification method for all securities transactions. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

BFS Equity Fund

Notes to the Schedule of Investments - continued

February 28, 2015

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Bradley, Foster & Sargent, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$17,679,941	$—	$—	$17,679,941
Money Market Securities	732,647	—	—	732,647
Total	$18,412,588	$—	$—	$18,412,588

*	Refer to Schedule of Investments for industry classifications.

BFS Equity Fund

Notes to the Schedule of Investments - continued

February 28, 2015

(Unaudited)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended February 28, 2015.

Cloud Capital Strategic All Cap Fund (formerly the Cloud Capital Large Cap Fund)

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.38%
Consumer Discretionary — 9.80%
Aaron’s, Inc.	506	$15,083
Advance Auto Parts, Inc.	137	21,161
Aeropostale, Inc. *	4,911	19,793
Amazon.com, Inc. *	42	15,781
AMC Networks, Inc. - Class A *	287	20,640
American Eagle Outfitters, Inc.	1,539	23,036
ANN, Inc. *	424	15,221
Apollo Group, Inc. - Class A *	584	16,137
Ascena Retail Group, Inc. *	1,009	13,518
AutoNation, Inc. *	247	15,210
AutoZone, Inc. *	27	17,108
Barnes & Noble, Inc. *	817	20,336
Bed Bath & Beyond, Inc. *	229	17,060
Best Buy Co., Inc.	490	18,677
Big Lots, Inc.	391	18,658
Bob Evans Farms, Inc.	355	20,823
BorgWarner, Inc.	214	13,126
Brinker International, Inc.	349	20,751
Cabela’s, Inc. - Class A *	284	15,476
Cablevision Systems Corp.	833	15,641
CarMax, Inc. *	317	21,270
Carnival Corp.	367	16,126
Carter’s, Inc.	250	22,182
CBS Corp. - Class B	235	13,911
CDK Global, Inc.	86	4,032
Cheesecake Factory, Inc./The	382	18,164
Chico’s FAS, Inc.	1,052	19,172
Chipotle Mexican Grill, Inc. *	24	16,074
Cinemark Holdings, Inc.	533	21,691
Coach, Inc.	359	15,641
Comcast Corp. - Class A	272	16,133
CST Brands, Inc.	517	21,534
D.R. Horton, Inc.	605	16,514
Darden Restaurants, Inc.	293	18,773
Deckers Outdoor Corp. *	214	15,905
Delphi Automotive PLC	209	16,490
DeVry Education Group, Inc.	397	14,521
Dick’s Sporting Goods, Inc.	396	21,433
Dillard’s, Inc. - Class A	3	390
DIRECTV - Class A *	167	14,785
Discovery Communications, Inc. - Class A *	181	5,861
Discovery Communications, Inc. - Class C *	181	5,515
Dollar General Corp. *	228	16,553
Dollar Tree, Inc. *	258	20,559
Domino’s Pizza, Inc.	252	25,552
DreamWorks Animation SKG, Inc. - Class A *	696	14,894
Expedia, Inc.	180	16,546
Family Dollar Stores, Inc.	207	16,281
Foot Locker, Inc.	353	19,821
Ford Motor Co.	847	13,844
Fossil Group, Inc. *	132	11,330
GameStop Corp. - Class A	359	13,266
Gannett Co., Inc.	494	17,478

See accompanying notes which are an integral part of these schedules of investments.

Gap, Inc./The	339	14,088
Garmin Ltd.	239	11,852
General Motors Co.	399	14,872
Gentex Corp.	1,221	21,517
Genuine Parts Co.	167	16,065
Goodyear Tire & Rubber Co./The	523	13,970
Graham Holdings Co.	21	20,810
Guess?, Inc.	668	12,090
H & R Block, Inc.	430	14,680
Hanesbrands, Inc.	201	25,649
Harley-Davidson, Inc.	206	13,090
Harman International Industries, Inc.	137	18,909
Hasbro, Inc.	275	17,155
Home Depot, Inc./The	177	20,354
HSN, Inc.	358	24,206
International Game Technology	905	16,149
International Speedway Corp. - Class A	543	16,864
Interpublic Group of Cos., Inc./The	724	16,144
Jarden Corp. *	446	23,663
John Wiley & Sons, Inc. - Class A	257	16,642
Johnson Controls, Inc.	287	14,576
KB Home	1,023	14,271
Kohl’s Corp.	270	19,955
L Brands, Inc.	247	22,735
Leggett & Platt, Inc.	429	19,344
Lennar Corp. - Class A	342	17,182
Life Time Fitness, Inc. *	367	21,222
LKQ Corp. *	662	16,276
Lowe’s Companies, Inc.	310	22,975
Macy’s, Inc.	249	15,847
Marriott International, Inc. - Class A	227	18,893
Mattel, Inc.	370	9,730
Matthews International Corp. - Class A	437	21,161
McDonalds Corp.	141	13,957
MDC Holdings, Inc.	617	16,764
Meredith Corp.	400	21,435
Michael Kors Holdings Ltd. *	155	10,431
Mohawk Industries, Inc. *	228	41,975
Netflix, Inc. *	32	15,343
New York Times Co./The - Class A	1,147	16,040
Newell Rubbermaid, Inc.	461	18,095
News Corp. - Class A *	811	14,005
NIKE, Inc. - Class B	188	18,280
Nordstrom, Inc.	210	16,901
NVR, Inc. *	15	20,506
Office Depot, Inc. *	3,062	28,690
Omnicom Group, Inc.	204	16,263
O’Reilly Automotive, Inc. *	92	19,206
Panera Bread Co. - Class A *	117	18,939
PetSmart, Inc.	241	19,979
Polaris Industries, Inc.	135	20,684
Priceline Group, Inc. *	12	15,451
Pulte Group, Inc.	725	16,354
PVH Corp.	121	12,929
Ralph Lauren Corp.	92	12,647
Regis Corp. *	1,252	20,087
Remy International, Inc.	60	1,365
Rent-A-Center, Inc.	612	16,901
Ross Stores, Inc.	210	22,183
Scholastic Corp.	530	19,621
Scientific Games Corp. - Class A *	1,558	21,053

See accompanying notes which are an integral part of these schedules of investments.

Scripps Networks Interactive, Inc. - Class A	177	12,811
Service Corporation International	874	21,707
Signet Jewelers Ltd.	159	19,094
Sotheby’s	430	18,916
Staples, Inc.	1,290	21,622
Starbucks Corp.	189	17,659
Starwood Hotels & Resorts Worldwide, Inc.	182	14,601
Strayer Education, Inc. *	315	19,187
Target Corp.	245	18,823
Tempur Sealy International, Inc. *	302	17,370
Thor Industries, Inc.	304	18,774
Tiffany & Co.	144	12,709
Time Warner Cable, Inc. - Class A	101	15,497
Time Warner, Inc.	205	16,781
TJX Cos., Inc./The	259	17,752
Toll Brothers, Inc. *	484	18,547
Tractor Supply Co.	272	23,950
TripAdvisor, Inc. *	136	12,144
Tupperware Brands Corp.	217	15,514
Twenty-First Century Fox, Inc.	401	14,049
Under Armour, Inc. - Class A *	297	22,898
Urban Outfitters, Inc. *	412	16,039
Vectrus, Inc. *	62	1,979
VF Corp.	230	17,643
Viacom, Inc. - Class B	164	11,484
Vista Outdoor, Inc. *	277	12,093
Walt Disney Co./The	171	17,822
Wendy’s Co./The	2,068	22,938
Whirlpool Corp.	104	22,007
Williams-Sonoma, Inc.	230	18,512
Wyndham Worldwide Corp.	196	17,966
Wynn Resorts Ltd.	75	10,645
Yum! Brands, Inc.	181	14,666

		2,518,696

Consumer Staples — 10.76%
Altria Group, Inc.	904	50,874
Archer-Daniels-Midland Co.	836	40,051
Avon Products, Inc.	2,531	21,542
Brown-Forman Corp. - Class B	390	35,766
Campbell Soup Co.	824	38,388
Church & Dwight Co., Inc.	1,175	100,068
Clorox Co./The	416	45,200
Coca-Cola Co./The	917	39,686
Coca-Cola Enterprises, Inc.	818	37,781
Colgate-Palmolive Co.	545	38,618
ConAgra Foods, Inc.	1,211	42,376
Constellation Brands, Inc. - Class A *	433	49,676
Costco Wholesale Corp.	321	47,131
CVS Caremark Corp.	486	50,472
Dean Foods Co.	4,597	74,108
Dr. Pepper Snapple Group, Inc.	635	50,020
Energizer Holdings, Inc.	680	90,950
Estee Lauder Cos., Inc./The - Class A	489	40,444
Flowers Foods, Inc.	3,992	86,388
General Mills, Inc.	693	37,273
Hershey Co./The	376	39,069
Hormel Foods Corp.	765	44,780
Ingredion, Inc.	1,068	87,837
JM Smucker Co./The	352	40,570
Kellogg Co.	565	36,434
Keurig Green Mountain, Inc.	656	83,694

See accompanying notes which are an integral part of these schedules of investments.

Kimberly-Clark Corp.	337	36,933
Kraft Foods Group, Inc.	677	43,373
Kroger Co./The	785	55,849
Lancaster Colony Corp.	877	80,160
Lorillard, Inc.	593	40,591
McCormick & Co., Inc.	520	39,234
Mead Johnson Nutrition Co.	416	43,567
Molson Coors Brewing Co. - Class B	516	39,125
Mondelez International, Inc. - Class A	997	36,808
Monster Beverage Corp. *	520	73,361
PepsiCo, Inc.	428	42,314
Philip Morris International, Inc.	426	35,348
Post Holdings, Inc. *	1,582	78,272
Procter & Gamble Co.	473	40,260
Reynolds American, Inc.	625	47,247
SUPERVALU, Inc. *	10,242	101,195
Sysco Corp.	1,021	39,791
Tootsie Roll Industries, Inc.	2,846	93,860
Tyson Foods, Inc. - Class A	1,025	42,335
United Natural Foods, Inc. *	1,249	103,692
Universal Corp.	1,460	69,965
Walgreens Boots Alliance, Inc.	497	41,270
Wal-Mart Stores, Inc.	492	41,319
WhiteWave Food Co. *	2,427	99,372
Whole Foods Market, Inc.	886	50,033

		2,764,470

Energy — 9.43%
Alpha Natural Resources, Inc. *	23,517	29,867
Anadarko Petroleum Corp.	378	31,871
Apache Corp.	418	27,520
Arch Coal, Inc. *	23,525	30,817
Atwood Oceanics, Inc.	1,646	51,057
Baker Hughes, Inc.	574	35,859
Bill Barrett Corp. *	3,056	30,681
Cabot Oil & Gas Corp.	1,182	34,284
California Resources Corp. *	160	1,149
Cameron International Corp. *	630	29,650
CARBO Ceramics, Inc.	635	23,154
Chesapeake Energy Corp.	1,355	22,594
Chevron Corp.	323	34,450
Cimarex Energy Co.	620	68,025
ConocoPhillips	498	32,462
Consol Energy, Inc.	895	28,827
Denbury Resources, Inc.	2,305	19,361
Devon Energy Corp.	526	32,378
Diamond Offshore Drilling, Inc.	870	26,466
Dresser-Rand Group, Inc. *	1,374	111,794
Dril-Quip, Inc. *	813	59,064
Energen Corp.	956	61,778
Ensco PLC - Class A	790	19,323
EOG Resources, Inc.	361	32,409
EQT Corp.	377	30,107
Exxon Mobil Corp.	403	35,640
FMC Technologies, Inc. *	690	27,554
Halliburton Co.	605	25,972
Helix Energy Solutions Group, Inc. *	3,383	52,230
Helmerich & Payne, Inc.	362	24,287
Hess Corp.	428	32,119
HollyFrontier Corp.	1,860	81,826
Kinder Morgan, Inc.	1,202	49,312
Marathon Oil Corp.	1,057	29,440

See accompanying notes which are an integral part of these schedules of investments.

Marathon Petroleum Corp.	474	49,789
Murphy Oil Corp.	636	32,348
Nabors Industries Ltd.	1,509	19,328
National Oilwell Varco, Inc.	535	29,070
Newfield Exploration Co. *	970	32,048
Noble Corp. PLC	1,270	21,139
Noble Energy, Inc.	537	25,345
Occidental Petroleum Corp.	405	31,537
Oceaneering International, Inc.	1,135	61,892
Oil States International, Inc. *	1,345	58,472
Paragon Offshore PLC	394	812
Patterson-UTI Energy, Inc.	2,530	47,270
Peabody Energy Corp.	2,523	19,932
Phillips 66	490	38,409
Pioneer Natural Resources Co.	180	27,433
QEP Resources, Inc.	1,239	26,623
Range Resources Corp.	465	23,012
Rosetta Resources, Inc. *	1,612	28,584
Rowan Cos. PLC	1,261	27,249
Schlumberger Ltd.	388	32,631
Seventy Seven Energy, Inc. *	93	447
SM Energy Co.	1,054	51,123
Southwestern Energy Co. *	871	21,833
Spectra Energy Corp.	1,009	35,793
Superior Energy Services, Inc.	2,424	54,242
Tesoro Corp.	704	64,642
Tidewater, Inc.	1,597	45,034
Transocean Ltd.	969	15,635
Unit Corp. *	1,279	39,051
Valero Energy Corp.	761	46,953
Williams Cos., Inc./The	726	35,625
World Fuel Services Corp.	1,801	98,611
WPX Energy, Inc. *	1,785	19,242

		2,424,481

Financials — 7.53%
ACE Ltd.	139	15,818
Affiliated Managers Group, Inc. *	78	16,846
Aflac, Inc.	230	14,303
Alexander & Baldwin, Inc.	193	7,801
Alleghany Corp. *	36	17,063
Allstate Corp./The	244	17,222
American Express Co.	154	12,567
American Financial Group, Inc.	270	17,009
American International Group, Inc.	265	14,654
Ameriprise Financial, Inc.	124	16,533
Aon PLC	161	16,182
Apollo Investment Corp. (a)	2,010	15,656
Arthur J Gallagher & Co.	347	16,312
Aspen Insurance Holdings Ltd.	342	15,675
Associated Banc-Corp.	878	16,374
Assurant, Inc.	216	13,252
Astoria Financial Corp.	1,165	15,286
BancorpSouth, Inc.	645	14,432
Bank of America Corp.	927	14,651
Bank of Hawaii Corp.	273	16,448
Bank of New York Mellon Corp./The	406	15,908
BB&T Corp.	379	14,421
Berkshire Hathaway, Inc.—Class B *	114	16,789
BlackRock, Inc.	47	17,480
Brown & Brown, Inc.	513	16,483
Capital One Financial Corp.	180	14,135

See accompanying notes which are an integral part of these schedules of investments.

Cathay General Bancorp	607	15,670
CBOE Holdings, Inc.	309	18,544
CBRE Group, Inc. *	474	16,235
Charles Schwab Corp./The	531	15,568
Chubb Corp./The	156	15,705
Cincinnati Financial Corp.	304	16,045
Citigroup, Inc.	299	15,669
City National Corp.	209	18,886
CME Group, Inc.	207	19,825
Comerica, Inc.	288	13,181
Commerce Bancshares, Inc.	359	14,911
Crown Castle International Corp.	278	23,990
Cullen/Frost Bankers, Inc.	201	13,658
Discover Financial Services	236	14,388
E*Trade Financial Corp. *	660	17,194
East West Bancorp, Inc.	451	18,005
Eaton Vance Corp.	430	18,116
Everest Re Group Ltd.	50	8,796
Federated Investors, Inc. - Class B	536	17,650
Fidelity National Financial, Inc. - Class A	969	35,578
Fidelity National Financial, Inc. *	334	4,972
Fifth Third Bancorp.	682	13,202
First American Financial Corp.	558	19,531
First Horizon National Corp.	1,316	18,811
First Niagara Financial Group, Inc.	1,825	16,174
FirstMerit Corp.	809	14,681
Franklin Resources, Inc.	256	13,783
Fulton Financial Corp.	1,283	15,525
Genworth Financial, Inc. - Class A *	822	6,372
Goldman Sachs Group, Inc./The	87	16,458
Greenhill & Co., Inc.	337	13,036
Hancock Holding Co.	454	13,287
Hanover Insurance Group, Inc.	252	17,679
Hartford Financial Services Group, Inc.	407	16,682
HCC Insurance Holdings, Inc.	333	18,602
Hudson City Bancorp, Inc.	1,456	14,214
Intercontinental Exchange Group, Inc.	73	17,181
International Bancshares Corp.	604	14,958
Invesco Ltd.	388	15,605
Iron Mountain, Inc.	900	33,080
Janus Capital Group, Inc.	1,298	21,387
Jones Lang LaSalle, Inc.	126	20,365
JPMorgan Chase & Co.	256	15,670
Kemper Corp.	436	16,027
KeyCorp	1,015	14,143
Legg Mason, Inc.	287	16,454
Leucadia National Corp.	551	13,086
Lincoln National Corp.	281	16,171
Loews Corp.	332	13,627
M&T Bank Corp.	118	14,288
Marsh & McLennan Cos., Inc.	282	16,051
McGraw Hill Financial, Inc. *	174	17,975
Mercury General Corp.	346	18,857
MetLife, Inc.	261	13,260
Moody’s Corp.	167	16,236
Morgan Stanley	447	15,998
MSCI, Inc. - Class A	348	19,507
NASDAQ OMX Group, Inc./The	384	19,246
New York Community Bancorp, Inc. *	1,028	17,073
Northern Trust Corp.	227	15,867
Old Republic International Corp.	944	14,310

See accompanying notes which are an integral part of these schedules of investments.

People’s United Financial, Inc.	998	15,101
PNC Financial Services Group, Inc.	166	15,241
Primerica, Inc.	331	17,478
Principal Financial Group, Inc.	297	15,193
Progressive Corp./The	578	15,403
Prosperity Bancshares, Inc.	257	13,319
Prudential Financial, Inc.	164	13,290
Raymond James Financial, Inc.	314	17,963
Regions Financial Corp.	1,359	13,060
Reinsurance Group of America, Inc.	200	17,865
SEI Investments Co.	485	20,878
Signature Bank *	127	15,699
SLM Corp.	1,660	15,725
StanCorp Financial Group, Inc.	252	16,647
State Street Corp.	213	15,879
SunTrust Banks, Inc.	362	14,837
SVB Financial Group *	133	16,361
Synovus Financial Corp.	640	17,919
T. Rowe Price Group, Inc.	178	14,662
TCF Financial Corp.	965	15,134
Torchmark Corp.	266	14,185
Travelers Cos., Inc./The	152	16,350
Trustmark Corp.	650	14,992
U.S. Bancorp	342	15,260
Unum Group	414	13,884
Urban Edge Properties *	69	1,653
Valley National Bancorp	1,602	15,375
W.R. Berkley Corp.	351	17,501
Waddell & Reed Financial, Inc. - Class A	260	12,856
Washington Federal, Inc.	705	14,883
Webster Financial Corp.	510	17,608
Wells Fargo & Co.	278	15,253
Westamerica Bancorp	285	12,290
XL Group PLC	446	16,159
Zions Bancorp.	486	13,006

		1,935,254

Health Care — 10.01%
Abbott Laboratories	494	23,410
AbbVie, Inc.	367	22,209
Actavis PLC *	155	45,283
Aetna, Inc.	246	24,525
Agilent Technologies, Inc.	335	14,128
Alexion Pharmaceuticals, Inc. *	122	22,025
Allergan, Inc.	120	27,993
Allscripts Healthcare Solutions, Inc. *	2,202	26,435
AmerisourceBergen Corp.	273	28,055
Amgen, Inc.	169	26,645
Anthem, Inc.	189	27,642
Baxter International, Inc.	273	18,874
Becton, Dickinson and Co.	169	24,858
Biogen Idec, Inc. *	64	26,302
Bio-Rad Laboratories, Inc. - Class A *	273	34,715
Bio-Techne Corp.	368	35,882
Boston Scientific Corp. *	1,559	26,341
Bristol-Myers Squibb Co.	423	25,771
C.R. Bard, Inc.	144	24,367
Cardinal Health, Inc.	291	25,579
CareFusion Corp. *	458	27,532
Celgene Corp. *	246	29,869
Cerner Corp. *	371	26,709
Charles River Laboratories International, Inc. *	613	47,036

See accompanying notes which are an integral part of these schedules of investments.

CIGNA Corp.	219	26,604
Community Health Systems, Inc. *	757	36,726
Cooper Cos., Inc./The	247	40,420
DaVita, Inc. *	280	20,920
DENTSPLY International, Inc.	413	21,898
Edwards LifeSciences Corp. *	239	31,824
Eli Lilly & Co.	335	23,508
Endo International PLC *	479	40,987
Express Scripts Holding Co. *	285	24,201
Gilead Sciences, Inc. *	246	25,502
Halyard Health, Inc. *	42	1,924
Health Net, Inc. *	823	47,194
Henry Schein, Inc. *	279	39,108
Hill-Rom Holdings, Inc.	831	39,838
HMS Holdings Corp. *	1,721	30,189
Hologic, Inc. *	1,306	42,285
Hospira, Inc. *	384	33,635
Humana, Inc.	161	26,489
IDEXX Laboratories, Inc. *	250	39,185
Intuitive Surgical, Inc. *	49	24,735
Johnson & Johnson	195	19,990
Laboratory Corp. of America Holdings *	297	36,586
LifePoint Hospitals, Inc. *	513	36,885
Mallinckrodt PLC *	429	50,089
Masimo Corp. *	1,410	41,555
McKesson Corp.	108	24,648
Mednax, Inc. *	560	39,999
Medtronic PLC	531	41,218
Merck & Co., Inc.	345	20,221
Mettler-Toledo International, Inc. *	134	41,952
Mylan, Inc. *	387	22,158
Omnicare, Inc.	510	39,114
Owens & Minor, Inc.	967	34,495
Patterson Companies, Inc.	510	25,519
PerkinElmer, Inc.	423	19,861
Perrigo Co. PLC	138	21,304
Pfizer, Inc.	674	23,115
Quest Diagnostics, Inc.	341	23,885
Regeneron Pharmaceuticals, Inc. *	65	26,944
ResMed, Inc.	633	40,769
Salix Pharmaceuticals Ltd. *	288	45,288
St. Jude Medical, Inc.	299	19,955
STERIS Corp.	642	41,445
Stryker Corp.	236	22,398
Teleflex, Inc.	318	38,642
Tenet Healthcare Corp. *	417	19,288
Thermo Fisher Scientific, Inc.	165	21,490
Thoratec Corp. *	980	39,910
United Therapeutics Corp. *	380	58,971
UnitedHealth Group, Inc.	255	28,998
Universal Health Services, Inc.—Class B	364	41,206
Varian Medical Systems, Inc. *	238	22,121
VCA, Inc. *	930	49,546
Vertex Pharmaceuticals, Inc. *	818	97,729
Waters Corp. *	186	22,334
WellCare Health Plans, Inc. *	433	39,292
Zimmer Holdings, Inc.	188	22,626
Zoetis, Inc.	667	30,754

		2,571,657

See accompanying notes which are an integral part of these schedules of investments.

Industrials — 10.79%
3M Co.	160	26,905
Acuity Brands, Inc.	142	22,467
ADT Corp./The	669	26,232
AECOM Technology Corp. *	739	22,227
AGCO Corp.	341	16,956
Alaska Air Group, Inc.	394	25,055
Allegion PLC	395	22,829
AMETEK, Inc.	777	41,297
Avery Dennison Corp.	980	52,481
B/E Aerospace, Inc. *	197	12,488
Boeing Co./The	172	25,896
Brink’s Co./The	680	19,137
Carlisle Cos., Inc.	214	19,953
Caterpillar, Inc.	217	17,966
CH Robinson Worldwide, Inc.	365	27,083
Cintas Corp.	366	30,564
CLARCOR, Inc.	320	21,054
Clean Harbors, Inc. *	298	16,573
Con-way, Inc.	384	16,980
Copart, Inc. *	514	19,227
Corporate Executive Board Co./The *	275	21,476
Crane Co.	255	17,036
CSX Corp.	750	25,732
Cummins, Inc.	146	20,830
Danaher Corp.	284	24,775
Deere & Co.	259	23,423
Delta Air Lines, Inc.	678	30,194
Deluxe Corp.	329	21,885
Donaldson Co., Inc.	449	16,646
Dover Corp.	257	18,541
Dun & Bradstreet Corp.	219	28,954
Eaton Corp. PLC	305	21,672
Emerson Electric Co.	342	19,799
Equifax, Inc.	323	30,147
Esterline Technologies Corp. *	157	18,532
Exelis, Inc.	1,107	26,788
Expeditors International of Washington, Inc.	515	24,876
Fastenal Co.	467	19,416
FedEx Corp.	156	27,668
Flowserve Corp.	299	18,556
Fluor Corp.	298	17,308
Fortune Brands Home & Security, Inc.	481	22,274
FTI Consulting, Inc. *	506	18,674
GATX Corp.	290	18,050
General Cable Corp.	765	11,503
General Dynamics Corp.	194	26,937
General Electric Co.	876	22,778
Genesee & Wyoming, Inc. - Class A *	179	18,496
Graco, Inc.	246	18,645
Granite Construction, Inc.	533	17,643
Harsco Corp.	701	11,568
Herman Miller, Inc.	600	18,572
HNI Corp.	490	24,980
Honeywell International, Inc.	245	25,225
Hubbell, Inc. - Class B	152	17,335
Huntington Ingalls Industries, Inc.	190	26,810
IDEX Corp.	236	18,206
Illinois Tool Works, Inc.	262	25,945
Ingersoll-Rand PLC	369	24,775
ITT Corp.	404	16,597
Jacobs Engineering Group, Inc. *	419	18,560
JB Hunt Transport Services, Inc.	244	20,895

See accompanying notes which are an integral part of these schedules of investments.

Joy Global, Inc.	378	16,771
Kansas City Southern	217	25,189
KBR, Inc.	715	11,654
Kennametal, Inc.	401	14,020
Keysight Technologies, Inc. *	167	6,266
Kirby Corp. *	159	12,285
KLX, Inc. *	98	3,925
L-3 Communications Holdings, Inc.	186	24,081
Landstar System, Inc.	288	20,249
Lennox International, Inc.	210	21,937
Lincoln Electric Holdings, Inc.	265	18,292
Lockheed Martin Corp.	143	28,592
ManpowerGroup	222	17,840
Masco Corp.	1,068	27,982
Matson, Inc.	761	30,027
MSA Safety, Inc.	331	16,719
MSC Industrial Direct Co., Inc. - Class A	206	15,025
Nielsen NV	492	22,258
Nordson Corp.	225	17,333
Norfolk Southern Corp.	226	24,678
Northrop Grumman Corp.	191	31,682
Orbital ATK, Inc.	138	9,180
Oshkosh Corp.	345	16,844
PACCAR, Inc.	368	23,570
Pall Corp.	274	27,613
Parker Hannifin Corp.	181	22,232
Pentair PLC	308	20,479
Pitney Bowes, Inc.	833	19,292
Precision Castparts Corp.	86	18,705
Quanta Services, Inc. *	671	19,325
R.R. Donnelley & Sons Co.	1,180	22,496
Raytheon Co.	242	26,334
Regal-Beloit Corp.	237	18,435
Republic Services, Inc.	624	25,527
Robert Half International, Inc.	484	30,009
Rockwell Automation, Inc.	182	21,269
Rockwell Collins, Inc.	289	25,759
Rollins, Inc.	609	20,424
Roper Industries, Inc.	157	26,267
Ryder System, Inc.	263	24,754
Snap-on, Inc.	196	28,822
Southwest Airlines Co.	868	37,542
SPX Corp.	173	15,452
Stanley Black & Decker, Inc.	263	25,887
Stericycle, Inc. *	194	26,155
Terex Corp.	483	13,241
Textron, Inc.	575	25,497
Timken Co.	281	11,938
Towers Watson & Co. - Class A	172	22,646
Trinity Industries, Inc.	443	14,877
Triumph Group, Inc.	262	15,645
Tyco International PLC	503	21,249
Union Pacific Corp.	231	27,830
United Parcel Service, Inc. - Class B	226	23,015
United Rentals, Inc. *	178	16,570
United Technologies Corp.	198	24,080
UTi Worldwide, Inc. *	1,932	25,276
Valmont Industries, Inc.	117	14,583
W.W. Grainger, Inc.	89	21,197
Wabtec Corp.	226	21,474
Waste Connections, Inc.	436	20,465

See accompanying notes which are an integral part of these schedules of investments.

Waste Management, Inc.	527	28,726
Watsco, Inc.	185	21,635
Werner Enterprises, Inc.	700	22,451
Woodward, Inc.	384	18,626
Xylem, Inc.	594	21,213

		2,773,503

Information Technology — 10.02%
3D Systems Corp. *	305	9,297
Accenture PLC - Class A	246	22,139
ACI Worldwide, Inc. *	867	17,215
Acxiom Corp. *	749	14,972
Adobe Systems, Inc. *	271	21,464
ADTRAN, Inc.	736	15,843
Advent Software, Inc.	508	22,427
Akamai Technologies, Inc. *	331	23,040
Alliance Data Systems Corp. *	179	49,989
Altera Corp.	583	21,580
Amphenol Corp. - Class A	420	23,700
Analog Devices, Inc.	371	21,709
ANSYS, Inc. *	212	18,248
AOL, Inc. *	441	17,866
Apple, Inc.	221	28,417
Applied Materials, Inc.	902	22,599
Arrow Electronics, Inc. *	266	16,488
Atmel Corp. *	1,695	14,139
Autodesk, Inc. *	357	22,926
Automatic Data Processing, Inc.	260	23,065
Avnet, Inc.	371	17,000
Broadcom Corp. - Class A	525	23,727
Broadridge Financial Solutions, Inc.	402	21,418
CA, Inc.	698	22,693
Cadence Design Systems, Inc. *	957	17,568
Ciena Corp. *	720	15,057
Cisco Systems, Inc.	831	24,537
Citrix Systems, Inc. *	306	19,494
Cognizant Technology Solutions Corp. - Class A *	413	25,778
CommVault Systems, Inc. *	328	15,818
Computer Sciences Corp.	318	22,577
Convergys Corp.	768	17,172
CoreLogic, Inc. *	538	17,923
Corning, Inc.	953	23,247
Covisint Corp. *	250	624
Cree, Inc. *	321	12,594
Cypress Semiconductor Corp.	1,512	22,308
Diebold, Inc.	425	15,186
DST Systems, Inc.	178	18,905
eBay, Inc. *	404	23,418
Electronic Arts, Inc. *	547	31,273
EMC Corp.	762	22,051
Equinix, Inc.	78	17,554
F5 Networks, Inc. *	178	21,050
Facebook, Inc. - Class A *	275	21,743
Factset Research Systems, Inc.	140	21,840
Fair Isaac Corp.	268	22,848
Fairchild Semiconductor International, Inc. *	1,009	17,603
Fidelity National Information Services, Inc.	374	25,307
First Solar, Inc. *	291	17,412
Fiserv, Inc. *	334	26,042
FLIR Systems, Inc.	556	17,958
Gartner, Inc. *	232	19,254
Global Payments, Inc.	230	21,143

See accompanying notes which are an integral part of these schedules of investments.

Google, Inc. - Class A *	36	20,093
Harris Corp.	267	20,714
Hewlett-Packard Co.	579	20,164
Informatica Corp. *	440	18,897
Ingram Micro, Inc. - Class A *	575	14,201
Integrated Device Technology, Inc. *	1,115	23,008
Intel Corp.	673	22,392
InterDigital, Inc.	348	18,395
International Business Machines Corp.	112	18,058
Intersil Corp. - Class A	1,102	17,178
Intuit, Inc.	253	24,742
Itron, Inc. *	397	14,498
Jabil Circuit, Inc.	1,016	22,323
Jack Henry & Associates, Inc.	275	18,013
Juniper Networks, Inc.	806	19,264
KLA-Tencor Corp.	363	23,568
Lam Research Corp.	303	24,999
Lexmark International, Inc. - Class A	359	15,312
Linear Technology Corp.	433	20,878
ManTech International Corp. - Class A	567	18,783
MasterCard, Inc. - Class A	267	24,106
Mentor Graphics Corp.	764	17,921
Microchip Technology, Inc.	411	21,069
Micron Technology, Inc. *	626	19,190
Microsoft Corp.	486	21,309
Monster Worldwide, Inc. *	2,596	17,446
Motorola Solutions, Inc.	303	20,559
National Instruments Corp.	522	16,259
NCR Corp. *	484	14,231
NetApp, Inc.	553	21,369
NeuStar, Inc. - Class A *	666	17,670
NVIDIA Corp.	1,038	22,900
Oracle Corp.	473	20,742
Paychex, Inc.	496	24,705
Plantronics, Inc.	349	17,623
Polycom, Inc. *	1,289	17,812
PTC, Inc. *	432	14,972
Qorvo, Inc. *	407	28,249
QUALCOMM, Inc.	257	18,605
Rackspace Hosting, Inc. *	436	21,641
Red Hat, Inc. *	380	26,234
Riverbed Technology, Inc. *	794	16,622
Rovi Corp. *	667	16,594
Salesforce.com, Inc. *	346	24,019
SanDisk Corp.	196	15,679
Seagate Technology PLC	363	22,169
Semtech Corp. *	594	17,193
Silicon Laboratories, Inc. *	334	16,922
Skyworks Solutions, Inc.	340	29,812
SolarWinds, Inc. *	399	20,256
Solera Holdings, Inc.	248	13,816
SunEdison, Inc. *	738	16,335
Symantec Corp.	935	23,536
Synopsys, Inc. *	414	19,200
TE Connectivity Ltd.	326	23,497
Tech Data Corp. *	263	15,644
Teradata Corp. *	452	20,140
Texas Instruments, Inc.	423	24,886
Total System Services, Inc.	662	25,297
Trimble Navigation Ltd. *	422	11,030
VeriFone Systems, Inc. *	442	15,552

See accompanying notes which are an integral part of these schedules of investments.

VeriSign, Inc. *	388	24,832
Visa, Inc. - Class A	95	25,765
Vishay Intertechnology, Inc.	1,069	15,230
Western Digital Corp.	219	23,457
Western Union Co./The	1,254	24,471
WEX, Inc. *	156	16,700
Xerox Corp.	1,590	21,703
Xilinx, Inc.	431	18,267
Yahoo!, Inc. *	1,577	69,851
Zebra Technologies Corp. - Class A *	206	18,775

		2,574,587

Materials — 10.78%
Air Products & Chemicals, Inc.	379	59,192
Airgas, Inc.	457	53,561
Albemarle Corp.	585	33,082
Alcoa, Inc.	3,397	50,243
Allegheny Technologies, Inc.	1,171	39,411
AptarGroup, Inc.	627	41,281
Ashland, Inc.	387	49,344
Ball Corp.	804	57,651
Bemis Co., Inc.	1,200	58,568
Cabot Corp.	684	30,857
Carpenter Technology Corp.	655	27,753
CF Industries Holdings, Inc.	202	61,728
Cliffs Natural Resources, Inc.	3,492	23,883
Commercial Metals Co.	2,282	34,349
Compass Minerals International, Inc.	445	40,358
Cytec Industries, Inc.	818	42,991
Domtar Corp.	969	43,785
Dow Chemical Co./The	951	46,812
Eagle Materials, Inc.	436	34,247
Eastman Chemical Co.	560	41,700
Ecolab, Inc.	454	52,459
EI du Pont de Nemours & Co.	722	56,213
FMC Corp.	647	41,018
Freeport-McMoRan Copper & Gold, Inc. - Class B	1,486	32,150
Greif, Inc. - Class A	779	34,258
International Flavors & Fragrances, Inc.	484	58,992
International Paper Co.	1,013	57,163
Intrepid Potash, Inc. *	2,325	32,836
Louisiana-Pacific Corp. *	2,783	46,838
Lyondellbasell Industries NV - Class A	501	43,072
Martin Marietta Materials, Inc.	315	44,805
MeadWestvaco Corp.	1,128	59,834
Minerals Technologies, Inc.	657	48,126
Monsanto Co.	409	49,218
Mosaic Co./The	987	52,563
NewMarket Corp.	108	51,081
Newmont Mining Corp.	2,088	54,969
Nucor Corp.	962	45,263
Olin Corp.	1,509	42,300
Owens-Illinois, Inc. *	1,444	37,775
Packaging Corp. of America	596	49,419
PPG Industries, Inc.	241	56,765
Praxair, Inc.	370	47,326
Rayonier Advanced Materials, Inc.	57	1,065
Reliance Steel & Aluminum Co.	571	32,564
Rock-Tenn Co. - Class A	804	55,185
Royal Gold, Inc.	601	43,353
RPM International, Inc.	920	46,502
Scotts Miracle-Gro Co./The - Class A	754	49,387

See accompanying notes which are an integral part of these schedules of investments.

Sealed Air Corp.	1,444	68,057
Sensient Technologies Corp.	773	49,142
Sherwin-Williams Co./The	241	68,645
Sigma-Aldrich Corp.	488	67,382
Silgan Holdings, Inc.	841	48,276
Sonoco Products Co.	966	45,215
Steel Dynamics, Inc.	2,312	42,122
TimkenSteel Corp.	141	4,228
United States Steel Corp.	1,978	47,381
Valspar Corp.	543	47,013
Veritiv Corp. *	20	1,015
Vulcan Materials Co.	763	63,291
Worthington Industries, Inc.	984	26,561

		2,771,623

Real Estate Investment Trusts — 2.33%
Alexandria Real Estate Equities, Inc.	104	9,941
American Campus Communities, Inc.	211	8,712
American Tower Corp. - Class A	165	16,312
Apartment Investment & Management Co. - Class A	462	17,401
AvalonBay Communities, Inc.	106	17,793
BioMed Realty Trust, Inc.	372	8,268
Boston Properties, Inc.	130	17,817
Camden Property Trust	115	8,341
Corporate Office Properties Trust	285	8,374
Corrections Corp. of America	496	19,804
Duke Realty Corp.	454	9,695
Equity One, Inc.	344	9,211
Equity Residential	239	18,436
Essex Property Trust, Inc.	89	19,842
Extra Space Storage, Inc.	152	9,968
Federal Realty Investment Trust	67	9,469
General Growth Properties, Inc.	637	18,481
HCP, Inc.	367	15,536
Health Care REIT, Inc.	240	18,502
Highwoods Properties, Inc.	194	8,833
Home Properties, Inc.	130	8,694
Hospitality Properties Trust	280	8,612
Host Hotels & Resorts, Inc.	664	13,945
Kilroy Realty Corp.	130	9,608
Kimco Realty Corp.	646	16,975
Lamar Advertising Co. - Class A	363	21,089
Liberty Property Trust *	216	8,023
Macerich Co./The	221	18,491
Mack-Cali Realty Corp.	364	6,842
National Retail Properties, Inc.	221	8,882
Omega Healthcare Investors, Inc.	230	9,211
Plum Creek Timber Co., Inc.	335	14,548
Potlatch Corp.	200	7,968
ProLogis, Inc.	359	15,349
Public Storage, Inc.	86	17,047
Rayonier, Inc.	172	4,727
Realty Income Corp.	184	9,218
Regency Centers Corp.	147	9,617
Senior Housing Properties Trust	349	7,796
Simon Property Group, Inc.	89	17,003
SL Green Realty Corp.	71	9,068
Taubman Centers, Inc.	227	16,398
UDR, Inc.	290	9,268
Ventas, Inc.	237	17,665
Vornado Realty Trust	139	15,277
Weingarten Realty Investors	251	9,077
Weyerhaeuser Co.	474	16,636

		597,770

See accompanying notes which are an integral part of these schedule of investments.

Telecommunication Services — 0.60%
AT&T, Inc.	596	20,598
CenturyLink, Inc.	566	21,433
Frontier Communications Corp.	3,654	29,160
Level 3 Communications, Inc. *	136	7,314
Sprint Corp. *	2,214	11,336
Telephone & Data Systems, Inc.	306	7,782
T-Mobile US, Inc. *	605	19,972
Verizon Communications, Inc.	420	20,787
Windstream Holdings, Inc.	2,160	17,046

		155,428

Utilities — 10.33%
AES Corp./The	3,122	40,493
AGL Resources, Inc.	845	41,499
Alliant Energy Corp.	1,152	73,261
Ameren Corp.	1,185	50,250
American Electric Power Co., Inc.	862	49,620
Aqua America, Inc.	2,613	69,089
Atmos Energy Corp.	1,295	68,679
Black Hills Corp.	1,119	56,869
CenterPoint Energy, Inc.	1,871	38,895
Cleco Corp.	1,290	70,191
CMS Energy Corp.	1,527	53,638
Consolidated Edison, Inc.	824	52,030
Dominion Resources, Inc. - Class A	662	47,688
DTE Energy Co.	611	50,086
Duke Energy Corp.	645	50,631
Edison International	820	52,716
Entergy Corp.	583	46,365
Eversource Energy	1,003	51,902
Exelon Corp.	1,257	42,653
FirstEnergy Corp.	1,312	45,887
Great Plains Energy, Inc.	2,640	70,259
Hawaiian Electric Industries, Inc.	2,766	91,409
IDACORP, Inc.	1,203	75,314
Integrys Energy Group, Inc.	780	58,300
MDU Resources Group, Inc.	1,986	44,297
National Fuel Gas Co.	873	56,215
NextEra Energy, Inc.	467	48,326
NiSource, Inc.	1,217	52,215
NRG Energy, Inc.	1,243	29,802
OGE Energy Corp.	1,811	58,872
ONE Gas, Inc.	3	104
Oneok, Inc.	736	32,580
Pepco Holdings, Inc.	1,700	46,151
PG&E Corp.	984	52,881
Pinnacle West Capital Corp.	840	53,810
PNM Resources, Inc.	2,343	66,880
PPL Corp.	1,361	46,407
Public Service Enterprise Group, Inc.	1,203	50,597
Questar Corp.	2,824	66,021
SCANA Corp.	904	51,457
Sempra Energy	448	48,443
Southern Co.	1,041	47,659
TECO Energy, Inc.	2,611	51,258
UGI Corp.	2,058	69,952
Vectren Corp.	1,655	73,894
Westar Energy, Inc.	1,848	71,782
WGL Holdings, Inc.	1,586	84,605

See accompanying notes which are an integral part of these schedules of investments.

Wisconsin Energy Corp.	996	50,752
Xcel Energy, Inc.	1,488	52,500

		2,655,184

Total Common Stocks (Cost $20,854,962)		23,742,653

Exchange-Traded Funds — 1.60%
ProShares UltraPro MidCap400	800	101,992
ProShares UltraPro S&P 500	2,200	310,288

Total Exchange-Traded Funds (Cost $362,370)		412,280

Cash Equivalents — 5.95%
FOLIOfn Investment Cash Account, 0.01% (b)	141,881	141,881
FOLIOfn Investment Sweep Account, 0.01% (b)	1,387,965	1,387,965

Total Cash Equivalents (Cost $1,529,846)		1,529,846

Total Investments – 99.93% (Cost $22,747,178)		25,684,779

Other Assets in Excess of Liabilities – 0.07%		17,068

TOTAL NET ASSETS – 100.00%		$25,701,847

(a)	Business Development Company.
(b)	Rate disclosed is the seven day yield as of February 28, 2015.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

At February 28, 2015, the net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$23,750,259
Unrealized Appreciation	$2,935,278
Unrealized Depreciation	(1,000,758)

Net Unrealized Appreciation	$1,934,520

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $1,003,081 for the Cloud Capital Strategic All Cap Fund.

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments

February 28, 2015

(Unaudited)

The Cloud Capital Strategic All Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments - continued

February 28, 2015

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Cloud Capital LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the pricing committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$23,742,653	$—	$—	$23,742,653
Exchange-Traded Funds	412,280	—	—	412,280
Cash Equivalents	1,529,846	—	—	1,529,846
Total	$25,684,779	$—	$—	$25,684,779

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the reporting period ended February 28, 2015.

LS Opportunity Fund

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks—Long—Domestic — 85.20%
Consumer Discretionary — 25.29%
Carter’s, Inc.	4,192	$372,124
General Motors Co.	88,583	3,305,032
Liberty Broadband Corp.—Series A (a)*	76,893	3,987,671
Liberty Ventures Group— Series A *	147,373	5,921,447
Life Time Fitness, Inc. (a)*	81,613	4,717,231
Lowe’s Companies, Inc.	37,112	2,749,628
Madison Square Garden Co./The—Class A (a)*	49,929	3,911,937
Netflix, Inc. *	11,036	5,241,107
Sotheby’s Holdings, Inc. (a)	62,519	2,747,710
Time Warner, Inc. (a)	59,634	4,881,639
TripAdvisor, Inc. (a)*	42,600	3,802,050
Vail Resorts, Inc. (a)	40,909	3,592,219

		45,229,795

Consumer Staples — 0.84%
Whole Foods Market, Inc. (a)	26,713	1,509,017

Energy — 9.04%
Halliburton Co. (a)	102,739	4,411,613
MPLX LP (a)(b)	44,320	3,643,104
Tesoro Corp.	30,285	2,781,374
Williams Cos., Inc./The (a)	108,825	5,336,778

		16,172,869

Financials — 7.91%
American International Group, Inc.	49,632	2,746,139
Bank of New York Mellon Corp./The	70,266	2,750,211
NorthStar Asset Management Group, Inc. (a)	302,323	7,337,379
Realogy Holdings Corp. *	28,600	1,315,600

		14,149,329

Health Care — 21.84%
ABIOMED, Inc. *	61,696	3,750,500
Acceleron Pharma, Inc. (a)*	88,323	3,588,563
Amicus Therapeutics, Inc. *	73,313	642,222
Becton, Dickinson and Co. (a)	13,839	2,030,458
BioDelivery Sciences International, Inc. *	146,920	2,203,065
Celladon Corp. *	23,379	424,329
Celldex Therapeutics, Inc. *	58,633	1,497,487
Cempra, Inc. *	39,374	1,304,067
Cerner Corp. (a)*	56,263	4,054,312
CIGNA Corp. (a)	45,733	5,562,505
Gilead Sciences, Inc.	26,327	2,725,634
Hologic, Inc. *	116,437	3,770,230
Intercept Pharmaceuticals, Inc. *	12,588	2,786,606
Pfenex, Inc. *	36,876	542,077
Tenet Healthcare Corp. *	90,308	4,181,260

		39,063,315

Industrials — 1.94%
United Continental Holdings, Inc. (a)*	53,128	3,462,883

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 7.19%
CommScope Holding Co., Inc. *	44,426	1,399,419
Google, Inc.—Class A *	6,806	3,829,260
NXP Semiconductors NV *	55,919	4,747,243
Oracle Corp. (a)	65,626	2,875,731

		12,851,653

Materials — 4.22%
Mosaic Co./The	57,391	3,056,645
Vulcan Materials Co. (a)	54,072	4,487,976

		7,544,621

Real Estate Investment Trusts — 4.30%
American Tower Corp.	4,955	491,239
Crown Castle International Corp.	51,738	4,465,507
NorthStar Realty Finance Corp. (a)	141,684	2,723,166

		7,679,912

Telecommunication Services — 2.63%
Level 3 Communications, Inc. (a)*	87,378	4,706,179

Total Common Stocks—Long—Domestic (Cost $138,162,070)		152,369,573

Common Stocks—Long—International — 3.65%
Health Care — 1.18%
Teva Pharmaceutical Industries Ltd. ADR	36,825	2,099,761

Industrials — 1.89%
Chicago Bridge & Iron Co. N.V.	73,153	3,376,742

Materials — 0.58%
Agnico-Eagle Mines Ltd. (a)	32,484	1,044,361

Total Common Stocks—Long—International (Cost $6,656,856)		6,520,864

Total Investments – 88.85% (Cost $144,818,926)		158,890,437

Total Securities Sold Short – (30.86)% (Proceeds Received $52,544,515)		(55,192,314)

Other Assets in Excess of Liabilities – 42.01%		75,136,243

TOTAL NET ASSETS – 100.00%		$178,834,366

(a)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on February 28, 2015 was $71,038,465.
(b)	Master Limited Partnership.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

LS Opportunity Fund

Schedule of Securities Sold Short

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks—Short—Domestic — (17.76)%
Consumer Discretionary — (3.72)%
DeVry Education Group, Inc.	(13,143)	$(480,377)
Foot Locker, Inc.	(10,253)	(575,911)
Mattel, Inc.	(77,442)	(2,038,273)
Panera Bread Co.—Class A *	(8,806)	(1,421,553)
Sinclair Broadcast Group, Inc.—Class A	(43,285)	(1,188,606)
Viacom, Inc.—Class B	(13,452)	(940,833)

		(6,645,553)

Consumer Staples — (3.20)%
ConAgra Foods, Inc.	(42,483)	(1,486,055)
Fresh Market, Inc./The *	(19,952)	(759,373)
Kellogg Co.	(23,446)	(1,511,798)
Kraft Foods Group, Inc.	(23,071)	(1,477,928)
Post Holdings, Inc. *	(10,025)	(496,037)

		(5,731,191)

Energy — (1.07)%
Schlumberger Ltd.	(22,638)	(1,905,214)

Financials — (1.06)%
Comerica, Inc.	(18,185)	(832,509)
Zions Bancorp.	(39,785)	(1,063,652)

		(1,896,161)

Health Care — (4.34)%
Air Methods Corp. *	(9,285)	(492,012)
Bristol-Myers Squibb Co.	(19,403)	(1,182,031)
DENTSPLY International, Inc.	(4,752)	(251,904)
Exact Sciences Corp. *	(29,203)	(656,191)
HCA Holdings, Inc. *	(28,414)	(2,032,738)
Incyte Corp. *	(13,006)	(1,116,565)
Isis Pharmaceuticals, Inc. *	(16,222)	(1,112,180)
MannKind Corp. *	(66,027)	(430,496)
ResMed, Inc.	(3,756)	(241,736)
Thoratec Corp. *	(6,124)	(249,369)

		(7,765,222)

Industrials — (3.67)%
AMETEK, Inc.	(35,189)	(1,869,943)
Caterpillar, Inc.	(25,718)	(2,132,022)
General Electric Co.	(58,768)	(1,527,380)
Nielsen NV	(23,045)	(1,041,864)

		(6,571,209)

Information Technology — (0.70)%
Apple, Inc.	(9,746)	(1,251,971)

Total Common Stocks—Short—Domestic (Proceeds Received $31,061,460)		(31,766,521)

See accompanying notes which are an integral part of this schedule of securities sold short.

Exchange-Traded Funds—Short — (13.10)%
Consumer Discretionary Select Sector SPDR Fund	(26,018)	(1,976,587)
Energy Select Sector SPDR Fund	(23,483)	(1,855,627)
Health Care Select Sector SPDR Fund	(42,951)	(3,101,062)
iShares Nasdaq Biotechnology ETF	(4,121)	(1,390,714)
Powershares QQQ Trust Series 1	(52,908)	(5,735,227)
SPDR S&P 500 ETF Trust	(44,463)	(9,366,576)

Total Exchange-Traded Funds—Short (Proceeds Received $21,483,055)		(23,425,793)

Total Securities Sold Short – (30.86)% (Proceeds Received $52,544,515) $		$(55,192,314)

*	Non-dividend expense producing security.

Tax Related—At February 28, 2015, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, for federal tax purposes was as follows:

Unrealized appreciation	$13,382,287
Unrealized depreciation	(3,266,807)

Net Unrealized appreciation (depreciation)	$10,115,480

Aggregate cost of securities for income tax purposes	$93,582,643

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $1,308,232 for LS Opportunity Fund.

See accompanying notes which are an integral part of this schedule of securities sold short.

LS Opportunity Fund

Notes to the Schedule of Investments

February 28, 2015

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of Schedules K-1 (Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales—The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors’, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $38,861,664 as of February 28, 2015.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

LS Opportunity Fund

Notes to the Schedule of Investments - continued

February 28, 2015

(Unaudited)

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange traded funds, real estate investment trusts, and american depositary receipts are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

LS Opportunity Fund

Notes to the Schedule of Investments - continued

February 28, 2015

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$158,890,437	$—	$—	$158,890,437
Total	$158,890,437	$—	$—	$158,890,437

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$(31,766,521)	$—	$—	$(31,766,521)
Exchange—Traded Funds	(23,425,793)	—	—	(23,425,793)
Total	$(55,192,314)	$—	$—	$(55,192,314)

*	Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 28, 2015.

Subsequent Event – At a special meeting of the Board of Trustees (the “Board”) of the Trust held on April 23, 2015, the Board determined to terminate the sub-advisory agreement between Long Short Advisors LLC (the Adviser to the Fund), and Independence Capital Asset Partners, LLC (the Fund’s sub-adviser). The Board was informed of certain portfolio management changes expected to occur within the sub-adviser that would impact the proposed management of the Fund and the sub-adviser’s desire to discontinue providing services. As such, the Board terminated the sub-advisory agreement. On April 28, 2015, the Board convened another special meeting to appoint Prospector Partners, LLC as the new interim sub-adviser until the Board conducts the formal approval process for the new sub-advisory agreement with Prospector Partners, LLC at its June 2-3, 2015 quarterly meeting, which will be submitted to shareholders for their approval.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date April 27, 2015

By	/s/Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date April 27, 2015